Net gains/(losses) on financial instruments classified as available for sale (Tables)	12 Months Ended
Dec. 31, 2018
Net gains/(losses) on financial instruments classified as available for sale (Tables) [Abstract]
Net gains/(losses) on financial instruments

11.   Net gains/(losses) on financial instruments classified as available for sale

	R$ thousand
	Years ended December 31
	2017	2016
Fixed income securities (1)	49,963	(1,918,595)
Equity securities (1)	437,054	459,223
Dividends received	83,341	117,972
Total	570,358	(1,341,400)